Acquisition Activities Tygris Pro Forma Results (Detail) (Tygris, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Tygris
Business Acquisition [Line Items]
Business Acquisition Proforma Net Interest Income after Provision for Loan and Leases Losses	$ 400,547	$ 313,064
Business Acquisitions Pro Forma Noninterest Income	290,581	237,851
Business Acquisition, Pro Forma Net Income (Loss)	147,993	117,132
Business Acquisitions Net Income Attributable To Common Shareholders	$ 112,795	$ 89,197
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 1.51	$ 1.27
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 1.47	$ 1.25